Summary of Significant Accounting Policies - Schedule of Subsidiaries and Step-Down Subsidiaries (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Zoomcar, Inc. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name of Entity	Zoomcar, Inc.	Zoomcar, Inc.
Place of Incorporation	USA	USA
Investor Entity	Zoomcar Holdings, Inc.	Zoomcar Holdings, Inc.
Method of consolidation	Voting Interest	Voting Interest
Zoomcar India Private Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name of Entity	Zoomcar India Private Limited	Zoomcar India Private Limited
Place of Incorporation	India	India
Investor Entity	Zoomcar, Inc.	Zoomcar, Inc.
Method of consolidation	Voting Interest	Voting Interest
Zoomcar Netherlands Holding B V [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name of Entity	Zoomcar Netherlands Holding B. V	Zoomcar Netherlands Holding B. V
Place of Incorporation	Netherlands	Netherlands
Investor Entity	Zoomcar, Inc.	Zoomcar, Inc.
Method of consolidation	Voting Interest	Voting Interest
Fleet Holding Pte Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name of Entity	Fleet Holding Pte ltd	Fleet Holding Pte Ltd
Place of Incorporation	Singapore	Singapore
Investor Entity	Zoomcar, Inc.	Zoomcar, Inc.
Method of consolidation	Voting Interest	Voting Interest
PT Zoomcar Indonesia Mobility Service [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name of Entity	PT Zoomcar Indonesia Mobility Service	PT Zoomcar Indonesia Mobility Service
Place of Incorporation	Indonesia	Indonesia
Investor Entity	Fleet Holding Pte ltd	Fleet Holding Pte Ltd
Method of consolidation	Voting Interest	Voting Interest
Fleet Mobility Philippines Corporation [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name of Entity	Fleet Mobility Philippines Corporation	Fleet Mobility Philippines Corporation
Place of Incorporation	Philippines	Philippines
Investor Entity	Zoomcar, Inc.	Zoomcar, Inc.
Method of consolidation	VIE	VIE
Zoomcar Egypt Car Rental LLC [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name of Entity	Zoomcar Egypt Car Rental LLC	Zoomcar Egypt Car Rental LLC
Place of Incorporation	Egypt	Egypt
Investor Entity	Zoomcar Netherlands Holding	Zoomcar Netherlands Holding B.V
Method of consolidation	VIE	VIE
Zoomcar Vietnam Mobility LLC [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name of Entity	Zoomcar Vietnam Mobility LLC	Zoomcar Vietnam Mobility LLC
Place of Incorporation	Vietnam	Vietnam
Investor Entity	Fleet Holding Pte ltd	Fleet Holding Pte Ltd
Method of consolidation	VIE	VIE